Leases - Lessor: Amounts of Remaining Lease Receivables of Net Investment in Leases and Opearting Lease Contracts Due in Each of Next Five Years and Thereafter (Detail) ¥ in Millions	Mar. 31, 2021 JPY (¥)
Operating leases
2022	¥ 309,912
2023	197,837
2024	131,063
2025	80,549
2026	43,921
Thereafter	117,232
Total lease payments	880,514
Net investment in leases
2022	422,309
2023	275,941
2024	179,308
2025	108,799
2026	61,469
Thereafter	70,851
Total lease payments	1,118,677
Less imputed interest	(120,627)
Total lease receivables	¥ 998,050